UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21137
Nuveen Quality Preferred Income Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
March 31, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 91.0% (57.7% of Total Investments)

	Capital Markets – 6.3%

21,993	BNY Capital Trust V, Series F	5.950%	Aa3	$471,750
1,338,200	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	29,145,996
219,800	Deutsche Bank Contingent Capital Trust III	7.600%	Aa3	5,451,040
10,400	Goldman Sachs Capital I (CORTS)	6.000%	A1	223,080
14,000	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	286,440
4,800	Goldman Sachs Group Inc. (SATURNS)	5.750%	AA-	96,960
1,900	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%	AA-	40,432
6,600	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%	Aa3	129,888
35,900	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	735,950
7,000	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	142,450
10,200	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	209,508
16,800	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	322,728
12,700	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	245,872
106,800	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA-	2,285,520
7,400	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	AA-	149,850
228,000	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	4,058,400
85,300	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	1,514,075
30,983	Lehman Brothers Holdings Capital Trust V, Series M	6.000%	A2	545,611
197,781	Merrill Lynch Preferred Capital Trust III	7.000%	A2	4,026,821
137,800	Merrill Lynch Preferred Capital Trust IV	7.120%	A2	2,933,762
243,200	Merrill Lynch Preferred Capital Trust V	7.280%	A2	5,204,480
416,864	Morgan Stanley Capital Trust III	6.250%	A1	8,449,833
270,757	Morgan Stanley Capital Trust IV	6.250%	A1	5,444,923
34,779	Morgan Stanley Capital Trust V	5.750%	A+	666,018
495,400	Morgan Stanley Capital Trust VI	6.600%	A1	10,651,100
118,297	Morgan Stanley Capital Trust VII	6.600%	A1	2,531,556

	Total Capital Markets			85,964,043

	Commercial Banks – 15.3%

47,100	ABN AMRO Capital Fund Trust V	5.900%	A1	935,406
162,960	ASBC Capital I	7.625%	A3	4,057,704
5,200	BAC Capital Trust IV	5.875%	Aa2	110,864
7,100	BAC Capital Trust V	6.000%	Aa3	150,875
7,200	BAC Capital Trust VIII	6.000%	Aa2	152,208
57,200	BAC Capital Trust X	6.250%	Aa2	1,276,704
21,134	Banco Santander Finance	6.410%	Aa3	495,170
86,879	Banco Santander Finance, 144A	6.500%	A	1,846,179
221,657	Banco Santander Finance, 144A	6.800%	Aa3	4,931,868
18,200	BancorpSouth Capital Trust I	8.150%	Baa1	452,634
731,000	Banesto Holdings, Series A, 144A	10.500%	A1	23,140,755
100,000	Bank of America Corporation	6.625%	Aa3	2,260,000
206,700	Bank One Capital Trust VI	7.200%	Aa3	5,111,691
100,000	Barclays Bank PLC	7.750%	Aa3	2,500,000
100,000	Barclays Bank PLC	7.100%	Aa3	2,420,000
21,829	Barclays Bank PLC	6.625%	Aa3	518,002
272,200	Capital One Capital II Corporation	7.500%	Baa1	5,362,340
475,200	Citizens Funding Trust I	7.500%	Baa1	8,173,440
225,500	Cobank ABC, 144A	7.000%	A	10,092,253
41,700	Credit Suisse Guernsey	7.900%	Aa3	1,050,319
659,300	Fifth Third Capital Trust VI	7.250%	A1	14,339,775
2,000	Fleet Capital Trust IX	6.000%	Aa2	42,420
372,995	HSBC Finance Corporation	6.875%	AA-	8,992,909
104,549	HSBC Finance Corporation	6.000%	Aa3	2,300,078
4,500	KeyCorp Capital Trust V	5.875%	A3	81,000
5,300	Keycorp Capital Trust VI	6.125%	A3	103,562
51,398	KeyCorp Capital Trust IX	6.750%	A3	1,027,446
41,862	KeyCorp Capital VIII	7.000%	A3	872,404
109,800	M&T Capital Trust IV	8.500%	A3	2,774,097
1,162,456	National City Capital Trust II	6.625%	BBB+	19,645,506
49,594	National City Capital Trust IV	0.000%	A2	980,969
1,800	National Westminster Bank PLC	7.760%	Aa3	45,180
289,600	PFCI Capital Corporation	7.750%	A-	7,620,100
25,000	PNC Capital Trust	7.750%	A2	614,375
4,600	PNC Capital Trust	6.125%	A2	100,050
50,000	Royal Bank of Scotland Group PLC, Series L	5.750%	A1	985,000
598,076	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	13,205,518
8,900	Royal Bank of Scotland Group PLC, Series P	6.250%	A1	192,596
229,400	Royal Bank of Scotland Group PLC, Series T	7.250%	Aa3	5,613,418
97,900	Royal Bank of Scotland Group PLC	6.600%	Aa3	2,183,170
3,500	SunAmerica CORTS	6.700%	AA	76,650
224,700	SunTrust Capital Trust IX	7.875%	A1	5,505,150
6,600	USB Capital Trust VI	5.750%	Aa3	130,812
12,300	USB Capital Trust VII	5.875%	Aa3	247,722
523,450	USB Capital Trust XI	6.600%	Aa3	11,929,426
74,740	VNB Capital Trust I	7.750%	A3	1,868,500
9,715	Wachovia Capital Trust IX	6.375%	A1	207,318
176,316	Wachovia Trust IV	6.375%	A1	3,764,347
297,000	Wells Fargo Capital Trust V	7.000%	Aa2	7,148,790
34,481	Wells Fargo Capital Trust VII	5.850%	Aa2	751,341
279,700	Wells Fargo Capital Trust XII	7.875%	Aa2	7,083,403
588,750	Zions Capital Trust B	8.000%	BBB-	14,495,025

	Total Commercial Banks			209,966,469

	Computers & Peripherals – 0.0%

7,200	IBM Corporation, Class A (CORTS)	5.625%	A+	172,728
11,310	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	282,750
1,500	IBM Trust VI (CORTS)	6.375%	A+	36,570

	Total Computers & Peripherals			492,048

	Diversified Financial Services – 11.3%

6,300	Allied Capital Corporation	6.875%	BBB+	112,770
1,800	American International Group, CORTS	6.125%	Aa3	35,190
374,360	BAC Capital Trust XII	6.875%	Aa3	8,857,358
554,725	Citigroup Capital Trust VIII	6.950%	A1	12,120,741
101,190	Citigroup Capital Trust IX	6.000%	A1	1,996,479
32,300	Citigroup Capital Trust XI	6.000%	A1	634,372
21,500	Citigroup Capital X	6.100%	A1	417,100
13,475	Citigroup Capital XIV	6.875%	A1	299,819
851,188	Citigroup Capital XV	6.500%	A1	17,755,782
27,900	Citigroup Capital XVI	6.450%	A1	566,370
103,000	Citigroup Capital XVII	6.350%	A1	2,040,430
67,000	Citigroup Capital XIX	7.250%	A1	1,539,660
241,800	Citigroup Capital XX	7.875%	Aa3	5,999,663
65,000	Citigroup Inc., Series M	8.125%	A	1,564,063
1,089,600	Deutsche Bank Capital Funding Trust VIII	6.375%	A	25,169,760
114,912	General Electric Capital Corporation	6.450%	AAA	2,958,984
19,228	General Electric Capital Corporation	6.100%	AAA	478,393
100	General Electric Capital Corporation	6.050%	AAA	2,539
2,600	General Electric Capital Corporation	5.875%	AAA	63,622
1,502,700	ING Groep N.V.	7.200%	A1	36,185,015
1,432,255	ING Groep N.V.	7.050%	A	33,586,380
25,800	ING Groep N.V.	6.375%	A1	564,762
2,900	JPMorgan Chase Capital Trust XIV	6.200%	Aa3	67,193
114,500	Merrill Lynch Capital Trust I	6.450%	A	2,279,695

	Total Diversified Financial Services			155,296,140

	Diversified Telecommunication Services – 0.3%

87,100	AT&T Inc.	6.375%	A	2,175,758
17,500	BellSouth Capital Funding (CORTS)	7.100%	A	396,485
43,200	BellSouth Corporation (CORTS)	7.000%	A	974,700
28,800	Verizon Communications (CORTS)	7.625%	A	722,304

	Total Diversified Telecommunication Services			4,269,247

	Electric Utilities – 6.0%

27,400	DTE Energy Trust I	7.800%	Baa3	696,508
2,700	Entergy Arkansas Inc.	6.700%	AAA	69,525
5,300	Entergy Arkansas Inc.	6.000%	AAA	134,620
57,350	Entergy Louisiana LLC	7.600%	A-	1,446,367
1,298,900	Entergy Mississippi Inc.	7.250%	A-	32,550,434
1,400	Entergy Mississippi Inc.	6.000%	AAA	34,832
110,392	FPL Group Capital Inc.	6.600%	A3	2,771,943
6,500	FPL Group Capital Trust I	5.875%	A3	154,375
1,600	National Rural Utilities Cooperative Finance Corporation	6.750%	A3	38,784
9,000	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	203,940
25,600	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	592,896
331,300	PPL Capital Funding, Inc.	6.850%	Baa2	8,060,529
356,600	PPL Energy Supply LLC	7.000%	BBB	8,982,754
264,900	Virginia Power Capital Trust	7.375%	BBB	6,667,533
835,882	Xcel Energy Inc.	7.600%	Baa2	20,782,116

	Total Electric Utilities			83,187,156

	Food Products – 0.4%

56,900	Dairy Farmers of America Inc., 144A	7.875%	BBB-	4,875,619

	Household Durables – 0.3%

229,618	Pulte Homes Inc.	7.375%	BB+	4,330,595

	Insurance – 17.9%

1,214,900	Ace Ltd., Series C	7.800%	BBB	30,056,626
1,000	Aegon N.V., Series 1	4.000%	A-	18,100
72,618	Aegon N.V.	6.875%	A-	1,634,631
2,463,950	Aegon N.V.	6.375%	A-	50,018,184
8,900	Aegon N.V.	7.250%	A-	208,527
2,100	AIG Capital Securities, Series 2002-11 (SATURNS)	6.000%	Aa3	42,420
67,190	AMBAC Financial Group Inc.	5.950%	AA	907,737
11,000	American International Group, Inc.	6.450%	Aa3	253,660
315,000	American International Group	7.700%	Aa3	7,849,800
989,983	Arch Capital Group Limited	8.000%	BBB-	25,264,366
10,500	Arch Capital Group Limited, Series B	7.785%	BBB-	265,125
711,246	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	14,865,041
660,207	Delphi Financial Group, Inc.	8.000%	BBB+	15,191,363
426,900	Delphi Financial Group, Inc.	7.376%	BBB-	8,115,369
313,650	EverestRe Capital Trust II	6.200%	Baa1	6,291,819
63,800	Financial Security Assurance Holdings	6.875%	AA	1,496,110
714,000	Financial Security Assurance Holdings	6.250%	AA	15,272,460
2,800	Financial Security Assurance Holdings	5.600%	AA	54,600
54,100	Lincoln National Capital Trust VI	6.750%	A-	1,276,760
14,900	Lincoln National Corporation	6.750%	A-	359,090
531,600	Markel Corporation	7.500%	BBB-	13,077,360
661,620	PartnerRe Limited, Series C	6.750%	BBB+	15,032,006
12,900	PartnerRe Limited, Series D	6.500%	BBB+	293,475
109,000	PLC Capital Trust III	7.500%	BBB+	2,606,190
462,240	PLC Capital Trust IV	7.250%	BBB+	10,922,731
26,100	PLC Capital Trust V	6.125%	BBB+	522,000
109,600	Protective Life Corporation	7.250%	BBB	2,623,824
9,400	Prudential Financial Inc. (CORTS)	6.000%	A+	209,150
380,900	Prudential PLC	6.750%	A	9,046,375
19,500	Prudential PLC	6.500%	A-	456,495
358,200	RenaissanceRe Holdings Limited	6.600%	BBB	7,396,830
156,100	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	3,404,541
19,300	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	365,735
5,600	Torchmark Capital Trust III	7.100%	BBB+	134,288

	Total Insurance			245,532,788

	IT Services – 0.0%

16,500	Vertex Industries Inc. (PPLUS)	7.625%	A	415,305

	Media – 5.7%

167,400	CBS Corporation	7.250%	BBB	4,056,102
864,700	CBS Corporation	6.750%	BBB	19,101,223
1,372,514	Comcast Corporation	7.000%	BBB+	32,322,705
6,000	Comcast Corporation	6.625%	BBB+	135,960
1,000,840	Viacom Inc.	6.850%	BBB	23,289,547
3,500	Walt Disney Company (CORTS)	6.875%	A	87,535

	Total Media			78,993,072

	Oil, Gas & Consumable Fuels – 1.6%

908,311	Nexen Inc.	7.350%	Baa3	21,790,381

	Pharmaceuticals – 0.0%

7,600	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	172,368
7,500	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	185,625

	Total Pharmaceuticals			357,993

	Real Estate/Mortgage – 20.8%

40,000	AMB Property Corporation, Series O	7.000%	Baa2	941,800
212,979	AMB Property Corporation, Series P	6.850%	Baa2	5,002,877
94,100	AvalonBay Communities, Inc., Series H	8.700%	BBB	2,397,668
105,805	BRE Properties, Series C	6.750%	BBB-	2,262,111
32,635	BRE Properties, Series D	6.750%	BBB-	697,247
42,167	Developers Diversified Realty Corporation	7.500%	BBB-	948,758
639,813	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	15,355,512
191,323	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	4,100,052
62,000	Duke Realty Corporation, Series O	8.375%	BBB	1,522,100
231,300	Duke Realty Corporation, Series K	6.500%	BBB	4,676,886
302,600	Duke Realty Corporation, Series L	6.600%	BBB	6,684,434
2,200	Duke Realty Corporation, Series N	7.250%	BBB	51,062
154,846	Duke-Weeks Realty Corporation	6.950%	BBB	3,479,390
5,600	Duke-Weeks Realty Corporation	6.625%	BBB	121,296
5,300	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	111,035
283,800	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	5,860,470
1,066,465	HRPT Properties Trust, Series B	8.750%	BBB-	25,552,501
71,980	HRPT Properties Trust, Series C	7.125%	BBB-	1,382,016
173,100	Kimco Realty Corporation, Series F	6.650%	BBB+	3,695,685
905,801	Kimco Realty Corporation, Series G	7.750%	BBB+	21,580,709
95,328	Prologis Trust, Series G	6.750%	BBB	2,235,442
108,900	PS Business Parks, Inc., Series I	6.875%	BBB-	2,292,345
110,700	PS Business Parks, Inc., Series K	7.950%	BBB-	2,640,195
401,000	PS Business Parks, Inc., Series L	7.600%	BBB-	9,204,955
6,300	PS Business Parks, Inc., Series O	7.375%	BBB-	140,333
774,970	PS Business Parks, Inc.	7.000%	BBB-	16,925,345
13,100	PS Business Parks, Inc.	6.700%	BBB-	262,131
234,600	Public Storage, Inc., Series C	6.600%	BBB+	5,020,440
41,400	Public Storage, Inc., Series E	6.750%	BBB+	896,310
73,666	Public Storage, Inc., Series F	6.450%	BBB+	1,499,103
17,130	Public Storage, Inc., Series H	6.950%	BBB+	387,309
401,300	Public Storage, Inc., Series I	7.250%	BBB+	9,595,083
381,020	Public Storage, Inc., Series K	7.250%	BBB+	9,026,364
711,570	Public Storage, Inc., Series M	6.625%	BBB+	14,807,772
148,000	Public Storage, Inc., Series V	7.500%	BBB+	3,577,160
5,300	Public Storage, Inc., Series X	6.450%	BBB+	108,915
67,600	Public Storage, Inc., Series Y	6.850%	BBB+	1,523,116
4,000	Public Storage, Inc., Series Z	6.250%	BBB+	81,720
4,800	Public Storage, Inc.	7.125%	BBB+	115,584
43,400	Public Storage, Inc.	6.750%	BBB+	943,950
159,400	Realty Income Corporation	7.375%	BBB-	3,787,344
474,358	Realty Income Corporation, Series E	6.750%	BBB-	10,013,697
325,223	Regency Centers Corporation	7.450%	BBB	7,509,399
245,800	Regency Centers Corporation	7.250%	BBB-	5,542,790
40,200	United Dominion Realty Trust	6.750%	BBB-	949,323
4,100	Vornado Realty Trust, Series F	6.750%	BBB-	87,330
219,940	Vornado Realty Trust, Series G	6.625%	BBB-	4,585,749
122,800	Vornado Realty Trust, Series H	6.750%	BBB-	2,592,308
220,250	Vornado Realty Trust, Series I	6.625%	BBB-	4,680,313
2,293,500	Wachovia Preferred Funding Corporation	7.250%	A2	54,310,079
2,700	Weingarten Realty Investors Series F	6.500%	BBB	56,295
158,600	Weingarten Realty Trust, Series E	6.950%	A-	3,608,150

	Total Real Estate/Mortgage			285,429,958

	Thrifts & Mortgage Finance – 2.0%

818,809	Countrywide Capital Trust IV	6.750%	BBB-	13,936,129
748,002	Countrywide Capital Trust V	7.000%	BBB-	12,491,633
22,700	Harris Preferred Capital Corporation, Series A	7.375%	A1	535,266

	Total Thrifts & Mortgage Finance			26,963,028

	U.S. Agency – 1.4%
76,600	Federal Home Loan Mortgage Corporation, Notes	5.570%	AA-	1,463,060
67,200	Federal Home Loan Mortgage Corporation	6.550%	AA-	1,508,640
289,000	Federal Home Loan Mortgage Corporation	0.000%	AA-	7,051,600

221,000	Federal National Mortgage Association	0.000%	AA-	10,014,063

	Total U.S. Agency			20,037,363

	Wireless Telecommunication Services – 1.7%

939,840	United States Cellular Corporation	8.750%	A-	23,505,397

	Total $25 Par (or similar) Preferred Securities (cost $1,372,683,451)			1,251,406,602

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 0.6% (0.4% of Total Investments)

	Commercial Banks – 0.6%

$5,000	Credit Agricole SA	6.637%	5/29/49	Aa3	$3,879,334
4,400	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/27/49	Aa2	4,688,306

9,400	Total Commercial Banks				8,567,640

$9,400	Total Corporate Bonds (cost $9,683,108)				8,567,640

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Capital Preferred Securities – 58.9% (37.3% of Total Investments)

		Capital Markets – 6.3%

5,000		C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	$4,611,650
10,300		C.A. Preferred Funding Trust	7.000%	1/30/49	A1	9,499,103
21,190		Dresdner Funding Trust I, 144A	8.151%	6/30/31	A1	18,778,197
17,095		First Union Capital Trust II, Series A	7.950%	11/15/29	A1	17,616,124
10,000		Mizuho JGB Investment	9.870%	6/30/48	A1	10,042,160
3,600		MUFG Capital Finance	4.850%	7/25/56	BBB+	4,031,190
3,000		Schwab Capital Trust I	7.500%	11/15/37	A3	2,797,047
19,800		UBS Preferred Funding Trust I	8.622%	10/29/49	Aa2	19,665,637

		Total Capital Markets				87,041,108

		Commercial Banks – 31.2%

10,000		AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	9,972,790
36,650		Abbey National Capital Trust I	8.963%	6/30/50	A+	43,488,999
29,000		AgFirst Farm Credit Bank	8.393%	12/15/16	A-	27,164,039
7,100		AgFirst Farm Credit Bank	7.300%	12/15/53	A-	6,663,357
6,500		Bank One Capital III	8.750%	9/01/30	Aa3	7,254,078
4,300		BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa2	4,308,114
4,500		BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	4,414,658
36,000		Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	37,669,499
1,000		Barclays Bank PLC	7.434%	12/15/57	Aa3	905,585
6,900		BBVA International Unipersonal	5.919%	10/18/49	A1	5,455,913
1,000		BNP Paribas	7.195%	12/25/57	AA-	888,162
5,000		Capital One Capital III Corporation	7.686%	8/15/36	Baa1	3,892,665
6,920		Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	4,953,294
15,000		CBG Florida REIT Corporation	7.114%	11/15/49	BB+	8,517,510
2,000		Corestates Capital Trust I, 144A	8.000%	12/15/26	A+	2,087,394
3,700		DBS Capital Funding Corporation, 144A	7.657%	3/15/49	Aa3	3,721,375
9,200		Den Norske Bank, 144A	7.729%	6/29/49	Aa3	9,272,892
1,500		First Empire Capital Trust I	8.234%	2/01/27	A3	1,532,408
1,500		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,175,640
6,310		HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	4,424,162
19,200		HBOS PLC, Series 144A	6.413%	4/01/49	A1	13,787,059
5,000		HBOS PLC, Series 144A	6.657%	11/21/57	A1	3,581,460
2,400		HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,580,830
6,250		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	7,503,869
6,000		HT1 Funding, GmbH	6.352%	6/30/57	A-	6,858,189
25,000		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	27,068,625
8,000		KeyCorp Capital III	7.750%	7/15/29	A3	7,297,536
12,500		Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	11,955,250
14,000		Mizuho Financial Group	8.375%	4/27/49	Aa3	13,951,700
8,000		Nordbanken AB, 144A	8.950%	11/29/49	Aa3	8,450,120
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa1	6,919,672
10,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	7,459,460
16,000		PNC Preferred Funding Trust III (3)	8.700%	3/15/58	A-	15,440,000
2,000		Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,404,924
8,000		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	6,889,280
17,500		Royal Bank of Scotland Group PLC	9.118%	3/31/49	Aa3	17,662,155
3,300		Royal Bank of Scotland Group PLC, Series U	7.640%	3/31/49	A1	2,846,448
22,700		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	16,400,750
5,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	5,073,275
6,900		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	6,024,024
13,600		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	13,695,254
9,000		Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	8,872,542
1,500		Union Bank of Norway,	7.068%	11/19/49	A2	2,369,189
—	(4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A3	26,805,000

		Total Commercial Banks				428,659,145

		Diversified Financial Services – 3.6%

1,000		BNP Paribas Capital Trust, 144A	9.003%	12/29/49	AA-	1,071,822
6,800		Fulton Capital Trust I	6.290%	2/01/36	A3	4,923,880
15,300		JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	14,133,926
11,150		MBNA Corporation, Capital Trust A	8.278%	12/01/26	Aa2	11,211,258
19,300		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	18,238,500

		Total Diversified Financial Services				49,579,386

		Diversified Telecommunication Services – 2.1%

30		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	28,595,704

		Insurance – 11.5%

14,280		Ace Capital Trust II	9.700%	4/01/30	Baa1	16,037,697
28,000		American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	29,426,992
12,900		AXA SA, 144A	6.463%	12/14/49	BBB+	10,372,348
10,700		AXA-UAP	8.600%	12/15/30	A-	11,544,530
6,600		Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	5,975,924
1,000		Liberty Mutual Group	7.800%	3/15/37	Baa3	845,216
8,000		MetLife Capital Trust IV	0.000%	12/15/67	BBB+	7,294,000
2,600		MetLife Inc.	6.400%	12/15/66	BBB+	2,071,966
1,200		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	1,109,660
6,400		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	5,341,280
12,300		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	10,758,183
15,600		Progressive Corporation	6.700%	6/15/37	A2	13,916,588
2,850		Prudential PLC	6.500%	6/29/49	A	2,394,487
18,100		QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	16,424,537
28,900		XL Capital, Limited	6.500%	10/15/57	BBB	21,695,750
3,800		ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	3,434,934

		Total Insurance				158,644,092

		Road & Rail – 1.0%

14,400		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	13,113,922

		Thrifts & Mortgage Finance – 3.2%

12,811		Countrywide Capital Trust III, Series B	8.050%	6/15/27	BBB-	9,846,714
1,300		MM Community Funding Trust I Limited	9.480%	6/15/31	Baa2	1,322,204
36,700		Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BB+	23,326,043
18,100		Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	BB+	9,787,557

		Total Thrifts & Mortgage Finance				44,282,518

		Total Capital Preferred Securities (cost $939,582,445)				809,915,875

Shares	Description (1)	Value

	Investment Companies – 4.9% (3.1% of Total Investments)

306,317	Blackrock Preferred and Corporate Income Strategies Fund	$4,551,872
1,126,886	Blackrock Preferred Income Strategies Fund	17,117,398
347,135	Blackrock Preferred Opportunity Trust	5,717,313
1,217,312	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	18,064,910
216,222	Flaherty and Crumrine/Claymore Total Return Fund Inc.	3,392,523
107,237	John Hancock Preferred Income Fund	2,020,345
90,920	John Hancock Preferred Income Fund II	1,727,480
884,701	John Hancock Preferred Income Fund III	15,234,551

	Total Investment Companies (cost $88,111,171)	67,826,392

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	U.S. Government and Agency Obligations – 0.5% (0.3% of Total Investments)

$6,000	United States of America Treasury Notes (5)	3.125%	11/30/09	$6,147,660

$6,000	Total U.S. Government and Agency Obligations (cost $6,077,630)			6,147,660

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 1.8% (1.2% of Total Investments)

$25,212	Repurchase Agreement with Fixed Income Clearing Corporation, 3/31/08, repurchase price $25,212,857, collateralized by $17,435,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $25,716,625	1.100%	4/01/08	$25,212,087

	Total Short-Term Investments (cost $25,212,087)			25,212,087

	Total Investments (cost $2,441,349,892) – 157.7%			2,169,076,256

	Other Assets Less Liabilities – 0.5%			6,064,542

	FundPreferred Shares, at Liquidation Value – (58.2)% (6)			(800,000,000)

	Net Assets Applicable to Common Shares – 100%			$1,375,140,798

Interest Rate Swaps outstanding at March 31, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$200,000,000	Receive	1-Month USD-LIBOR	3.910%	Monthly	11/06/09	$(5,016,643)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating.
Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	Principal Amount (000)/Shares rounds to less than $1,000.

(5)	Portion of investment, with an aggregate market value of $4,793,126, has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(6)	FundPreferred Shares, at Liquidation Value as a percentage of total investments is (36.9)%.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$1,241,443,872	$912,192,384	$15,440,000	$2,169,076,256
Derivatives*	-	(5,016,643)	-	(5,016,643)

Total	$1,241,443,872	$907,175,741	$15,440,000	$2,164,059,613

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of December 31, 2007	$-
Gains (losses):
Net realized gains (losses)	-
Net change in unrealized appreciation (depreciation)	(560,000)
Net purchases at cost (sales at proceeds)	16,000,000
Net discounts (premiums)	-
Net transfers in to (out of) at end of period fair value	-

Balance as of March 31, 2008	$15,440,000

Income Tax Information
The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $2,443,726,744.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 11,685,551
Depreciation	(286,336,039)

Net unrealized appreciation (depreciation) of investments	$(274,650,488)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.